Schedule of intangible assets (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Feb. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 7,231,781	R$ 7,316,794	R$ 7,231,781
Balance at beginning		7,657,050	7,316,794	R$ 7,231,781
[custom:IntangibleAssetsAndGoodwill1-0]				7,947,578
Intangible assets and goodwill at end of period		7,657,050	7,316,794
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	158,649	8,263,532	158,649
Balance at beginning		8,707,918	8,263,532	158,649
Increase (decrease) through net exchange differences, intangible assets and goodwill		(3,800)
Other intangible assets			(151)
Disposal		(63)
Intangible assets and goodwill at end of period		8,707,918	8,263,532
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(606,467)	(837,408)	(606,467)
Balance at beginning		(941,538)	(837,408)	(606,467)
Acquisitions through business combinations, intangible assets and goodwill		3,329	1,837
Increase (decrease) through transfers and other changes, property, plant and equipment		29,840	4,633
Amortisation, intangible assets other than goodwill		(102,480)	(79,955)
Consolidation cbs intangible assets and goodwill		413,430
Intangible assets and goodwill at end of period		(941,538)	(837,408)
Adjustment For Accumulated Recoverable Value [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(109,330)	(109,330)	(109,330)
Balance at beginning		(109,330)	(109,330)	(109,330)
Intangible assets and goodwill at end of period		(109,330)	(109,330)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,606,156	3,606,156	3,606,156
Balance at beginning		3,729,236	3,606,156	3,606,156	R$ 3,606,156
Intangible assets and goodwill at end of period		3,729,236	3,606,156
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,846,563	3,846,563	3,846,563
Balance at beginning		3,969,643	3,846,563	3,846,563
Intangible assets and goodwill at end of period		3,969,643	3,846,563
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(131,077)	(131,077)	(131,077)
Balance at beginning		(131,077)	(131,077)	(131,077)
Transfers to other asset categories			39,814
Consolidation cbs intangible assets and goodwill			83,266
Intangible assets and goodwill at end of period		(131,077)	(131,077)
Goodwill [member] | Adjustment For Accumulated Recoverable Value [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(109,330)	(109,330)	(109,330)
Balance at beginning			(109,330)	(109,330)
Intangible assets and goodwill at end of period			(109,330)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	246,139	278,041	246,139
Balance at beginning		207,912	278,041	246,139
Intangible assets and goodwill at end of period		207,912	278,041
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	585,407	823,540	585,407
Balance at beginning		816,206	823,540	585,407
Intangible assets and goodwill at end of period		816,206	823,540
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(339,268)	(545,499)	(339,268)
Balance at beginning		(608,294)	(545,499)	(339,268)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(1,835)	94,998
Amortisation, intangible assets other than goodwill		(68,294)	(63,096)
Intangible assets and goodwill at end of period		(608,294)	(545,499)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53,859	45,665	53,859
Balance at beginning		66,440	45,665	53,859
Intangible assets and goodwill at end of period		66,440	45,665
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	171,152	182,059	171,152
Balance at beginning		221,712	182,059	171,152
Intangible assets and goodwill at end of period		221,712	182,059
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(117,293)	(136,394)	(117,293)
Balance at beginning		(155,272)	(136,394)	(117,293)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(24)	584
Acquisitions through business combinations, intangible assets and goodwill		3,302	1,837
Increase (decrease) through transfers and other changes, property, plant and equipment		29,840	633
Amortisation, intangible assets other than goodwill		(12,343)	(11,248)
Intangible assets and goodwill at end of period		(155,272)	(136,394)
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	153,103	215,532	153,103
Balance at beginning		213,609	215,532	153,103
Intangible assets and goodwill at end of period		213,609	215,532
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	153,103	215,532	153,103
Balance at beginning		3,484,778	215,532	153,103
[custom:IntangibleAssetsAndGoodwill1-0]		213,609
Increase (decrease) through net exchange differences, intangible assets and goodwill		(1,923)	62,429
Intangible assets and goodwill at end of period		3,484,778	215,532
Licences [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,170,960	3,169,349	3,170,960
Balance at beginning		3,437,883	3,169,349	3,170,960
Intangible assets and goodwill at end of period		3,437,883	3,169,349
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,189,789	3,193,787	3,189,789
Balance at beginning			3,193,787	3,189,789
Intangible assets and goodwill at end of period			3,193,787
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(18,829)	(24,438)	(18,829)
Balance at beginning		(46,895)	(24,438)	(18,829)
Acquisitions through business combinations, intangible assets and goodwill		27
Increase (decrease) through transfers and other changes, property, plant and equipment			4,000
Amortisation, intangible assets other than goodwill	(5,611)	(21,843)
Transfers to other asset categories		(39,814)
Consolidation cbs intangible assets and goodwill		330,164
Intangible assets and goodwill at end of period		(46,895)	(24,438)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,564	2,051	1,564
Balance at beginning		1,970	2,051	1,564
Intangible assets and goodwill at end of period		1,970	2,051
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 1,564	2,051	1,564
Balance at beginning		1,970	2,051	R$ 1,564
Increase (decrease) through net exchange differences, intangible assets and goodwill		(18)	638
Other intangible assets			(151)
Disposal		(63)
Intangible assets and goodwill at end of period		R$ 1,970	R$ 2,051